Consolidated Comprehensive Income Statement (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Change in accumulated other comprehensive income (loss)	$ (1,228)	$ 1,658	$ 623